Earnings per share ("EPS") (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Earnings Per Share
	Net income attributable to shareholders of Tata Motors Limited (In millions)		Weighted average shares (Nos.)	Earnings per share
For the year ended March 31, 2019:
Ordinary Shares
Basic net earnings per share	Rs.	(249,246.9)	2,887,348,474	Rs.	(86.3)
	US$	(3,604.2)		US$	(1.2)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
	US$	#	#	US$	#
Diluted earnings per share	Rs.	(249,246.9)	2,887,348,474	Rs.	(86.3)
	US$	(3,604.2)		US$	(1.2)
‘A’ Ordinary Shares
Basic net earnings per share	Rs.	(43,895.8)	508,502,371	Rs.	(86.3)
	US$	(634.7)		US$	(1.2)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
	US$	#	#	US$	#
Diluted earnings per share	Rs.	(43,895.8)	508,502,371	Rs.	(86.3)
	US$	(634.7)		US$	(1.2)
For the year ended March 31, 2018:
Ordinary Shares
Basic net earnings per share	Rs.	55,258.1	2,887,348,357	Rs.	19.1
Effect of shares kept in abeyance	Rs.	(2.4)	494,469	Rs.	(4.9)
Diluted earnings per share	Rs.	55,255.7	2,887,842,826	Rs.	19.1
‘A’ Ordinary Shares
Basic net earnings per share	Rs.	9,782.6	508,502,336	Rs.	19.2
Effect of shares kept in abeyance	Rs.	2.4	233,774	Rs.	10.3
Diluted earnings per share	Rs.	9,785.0	508,736,110	Rs.	19.2
For the year ended March 31, 2017:
Ordinary Shares
Basic net earnings per share	Rs.	49,730.2	2,887,218,310	Rs.	17.2
Effect of shares kept in abeyance	Rs.	(2.2)	599,766	Rs.	(3.7)
Diluted earnings per share	Rs.	49,728.0	2,887,818,076	Rs.	17.2
‘A’ Ordinary Shares
Basic net earnings per share	Rs.	8,809.1	508,483,714	Rs.	17.3
Effect of shares kept in abeyance	Rs.	2.2	252,396	Rs.	8.7
Diluted earnings per share	Rs.	8,811.3	508,736,110	Rs.	17.3